DUE TO RELATED PARTY	6 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 7 — DUE TO RELATED PARTY

As of September 30, 2016, the Company had $11,973 of due to related-party primarily as a result of operating expenses paid by Portia LeGall, the Company’s Chief Executive Officer. There was no written agreement for the balance due which bares 6% interest annually. Interest expense amounted to $180 for the three months ended September 30, 2016 and for the period from April 4, 2016 (inception) through September 30, 2016.